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================================================================================
                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: June 30, 2009
                                                --------------------
 Check here if Amendment [ ]; Amendment Number:
                                                --------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:

 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     E. GAIL RAMOS
          ---------------------------------------------
 Title:    VICE PRESIDENT/SENIOR TRUST OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ E. Gail Ramos       Gloucester, MA                July 2, 2009
 ------------------------ ----------------------------- ------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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Schedule 13F Worksheet

                                                                 As of 6/30/2009

Displayed is a list of the assets whose holdings are either over $200,000 in market value or over 10,000 units. Units Held Today Asset Types listed include 010, 020, 030, 035, 080.

Included in the totals are only those accounts whose Investment Powers are "Full" or "Partial".

                                                                                        Voting Authority
              Market                                     Investment             -------------------------------
              Value                        Units          Powers                  Full       Partial      None
------------------------------------   --------------   -----------             ---------   --------   --------
AT&T INC.                              $ 1,614,575.16     64,999.00    FULL     62,495.00       0.00   2,504.00

AT&T INC.                              $   240,476.04      9,681.00   PARTIAL    8,575.00   1,106.00       0.00

ABBOTT LABS                            $ 1,396,335.36     29,684.00    FULL     28,009.00       0.00   1,675.00

ABBOTT LABS                            $   336,806.40      7,160.00   PARTIAL    7,120.00      40.00       0.00

APPLE COMPUTER INC                     $   596,354.41      4,187.00    FULL      3,987.00       0.00     200.00

AUTOMATIC DATA PROCESSING INC          $   735,096.48     20,742.00    FULL     19,717.00       0.00   1,025.00

AUTOMATIC DATA PROCESSING INC          $   210,159.20      5,930.00   PARTIAL    5,895.00      35.00       0.00

BB&T CORP                              $   503,737.64     22,918.00    FULL     21,538.00       0.00   1,380.00

B P  P L C SPONS A D R                 $   375,956.80      7,885.00    FULL      7,285.00       0.00     600.00

BERKSHIRE HATHAWAY INC CL B            $   499,296.00        168.00    FULL        155.00       0.00      13.00

CHEVRON CORPORATION                    $   881,125.00     13,300.00    FULL     12,026.00       0.00   1,274.00

CISCO SYS INC                          $   574,289.45     30,793.00    FULL     29,143.00     350.00   1,300.00

CISCO SYS INC                          $   237,433.15     12,731.00   PARTIAL   11,921.00     810.00       0.00

COMPASS MINERALS INTERNATIONAL INC     $   370,807.23      6,753.00    FULL      6,283.00       0.00     470.00

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
DANAHER CORP                           $   306,724.32      4,968.00    FULL      4,818.00       0.00     150.00

DOMINION RESOURCES INC                 $   292,324.74      8,747.00    FULL      7,901.00       0.00     846.00

E M C CORP MASS                        $   228,044.80     17,408.00    FULL     15,908.00       0.00   1,500.00

EXPEDITORS INTL WASH INC               $   381,609.64     11,446.00    FULL     10,711.00       0.00     735.00

EXXON MOBIL CORP                       $ 2,594,569.85     37,113.00    FULL     35,886.00       0.00   1,227.00

EXXON MOBIL CORP                       $ 1,064,206.49     15,222.52   PARTIAL   12,066.52   2,756.00     400.00

F P L GROUP INC                        $   367,201.88      6,458.00    FULL      5,754.00     100.00     604.00

FASTENAL COMPANY                       $   322,644.59      9,727.00    FULL      8,977.00       0.00     750.00

GENERAL ELEC CO                        $   877,218.56     74,848.00    FULL     71,006.00       0.00   3,842.00

GENERAL ELEC CO                        $   338,918.96     28,918.00   PARTIAL   27,798.00   1,020.00     100.00

GENERAL MILLS INC                      $   206,657.78      3,689.00    FULL      3,389.00       0.00     300.00

GOOGLE INC CL A                        $   219,648.39        521.00    FULL        501.00       0.00      20.00

INTERNATIONAL BUSINESS MACHINES CORP   $   257,917.40      2,470.00    FULL      2,470.00       0.00       0.00

J P MORGAN CHASE & CO                  $   586,419.12     17,192.00    FULL     16,292.00       0.00     900.00

JACOBS ENGR GROUP INC                  $   351,198.96      8,344.00    FULL      7,934.00       0.00     410.00

JOHNSON & JOHNSON                      $ 1,025,353.60     18,052.00    FULL     15,746.00       0.00   2,306.00

JOHNSON & JOHNSON                      $   208,569.60      3,672.00   PARTIAL    2,932.00     740.00       0.00

KELLOGG CO                             $   273,598.75      5,875.00    FULL      5,725.00       0.00     150.00

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
LOWES COS INC                          $   435,366.30     22,430.00    FULL     21,270.00       0.00   1,160.00

MC DONALDS CORP                        $   679,991.72     11,828.00    FULL     11,508.00       0.00     320.00

MICROSOFT CORP                         $ 1,067,273.00     44,900.00    FULL     43,796.00     250.00     854.00

NIKE INC                               $   648,026.70     12,515.00    FULL     11,465.00     200.00     850.00

NOVARTIS A G  A D R                    $   526,598.90     12,910.00    FULL     12,080.00       0.00     830.00

PAYCHEX INC COM                        $   230,025.60      9,128.00   PARTIAL    9,128.00       0.00       0.00

PEPSICO INC                            $ 1,296,506.40     23,590.00    FULL     22,265.00       0.00   1,325.00

PEPSICO INC                            $   305,247.84      5,554.00   PARTIAL    5,554.00       0.00       0.00

PROCTER & GAMBLE CO                    $ 1,454,433.76     28,462.50    FULL     27,597.50       0.00     865.00

ROCKPORT NATL BANCORP INC              $   959,040.00     17,760.00    FULL     14,300.00       0.00   3,460.00

SELECT SECTOR SPDR-MATERIALS           $   240,094.80      9,306.00    FULL      9,206.00     100.00       0.00

SELECT SECTOR SPDR-FINANCIAL           $   475,860.95     39,821.00    FULL     38,651.00     250.00     920.00

UTILITIES SELECT SECTOR SPDR FUND      $   409,927.22     14,698.00    FULL     14,198.00       0.00     500.00

TEVA PHARMACEUTICAL INDS LTD ADR       $   909,829.60     18,440.00    FULL     16,910.00       0.00   1,530.00

TEVA PHARMACEUTICAL INDS LTD ADR       $   246,848.02      5,003.00   PARTIAL    5,003.00       0.00       0.00

3M CO                                  $   217,562.00      3,620.00    FULL      3,620.00       0.00       0.00

3M CO                                  $   237,575.30      3,953.00   PARTIAL    3,553.00     200.00     200.00

VERIZON COMMUNICATIONS INC             $   647,204.56     21,061.00    FULL     20,397.00       0.00     664.00

VERIZON COMMUNICATIONS INC             $   241,169.02      7,848.00   PARTIAL    6,698.00     906.00     244.00

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
WAL MART STORES INC                    $   464,733.36      9,594.00    FULL      9,244.00       0.00     350.00

ACCENTURE LTD                          $   571,998.70     17,095.00    FULL     16,195.00       0.00     900.00


Grand Total                            $30,740,589.50   851,118.02